The attached are incorporated by reference herein to the semi-annual reports filed by and on behalf of the following:

The Alger American Fund, filed September 3, 1997
          Portfolios which include: Alger American Small Capitalization; Alger American Growth; Alger American MidCap Growth; and Alger American Leveraged AllCap
Berger Institutional Products Trust, filed August 28, 1997
         Portfolios which include: Berger/BIAM IPT-International Fund
Canada Life of America Series Fund, Inc., filed August 27, 1997
          Portfolios which include: Money Market; Managed; Bond; Value Equity, International Equity; and Capital.
Dreyfus Variable Investment Fund, filed August 30, 1997
          Portfolios which include: Dreyfus Growth and Income
The Dreyfus Socially Responsible Growth Fund, Inc., filed August 30, 1997
         Portfolios which include: Dreyfus Socially Responsible
Fidelity Investments Variable Insurance Products Fund, filed August 21, 1997
          Portfolios which include: Fidelity VIP Growth; Fidelity VIP High Income; and Fidelity VIP Overseas
Fidelity Investments Variable Insurance Products Fund II, filed August 21, 1997
          Portfolios which include: Fidelity VIP II Asset Manager; and Fidelity VIP II Index 500
Seligman Portfolios, Inc., filed August 29, 1997
          Portfolios which include: Communications and Information; and Frontier
The Montgomery Funds III, filed September 4, 1997
          Portfolios which include: Montgomery Variable Series Emerging Markets Fund; and Montgomery Variable Series Growth Fund

August 1997




Dear VariFund Policyowner:

Enclosed for your review are the Canada Life of America Series Fund Semi-Annual Report, the Semi-Annual Reports for the Fidelity Investment Variable Insurance Products Fund and Fidelity Investments Variable Insurance Products II, the Seligman Portfolios Inc., the Dreyfus Variable Investment Fund, the Montgomery Variable Funds III , the Berger/BIAM Fund and the Alger American Fund for the period ending June 30, 1997. We encourage you to review this information and refer to it as needed throughout the year.

In addition, and for your convenience, the tear-off form below is provided to allow you to make an additional contribution to your VariFund contract. A postage paid envelope is also enclosed. For other information, please contact your registered representative.

Sincerely,



Alex J. Sywak
Senior Marketing Coordinator
-------------------------------------------------------------------------------

Policyowner:_____________________________________Policy Number_________________

I would like to make an additional deposit into my VariFund flexible premium variable deferred annuity. Please apply my contribution of $____________ as follows: (Total must equal 100%)

______  This payment only
______  This payment and all future payments
______  Re-allocate all current assets

___% Money Market                                      ___% Fidelity VIP Overseas
___% Managed                                           ___% Fidelity VIP II Asset Manager
___% Bond                                              ___% Fidelity Index 500
___% Value Equity                                      ___% Dreyfus Growth & Income
___% Capital                                           ___% Dreyfus Socially Responsible
___% International Equity                              ___% Alger Small Cap
___% Seligman Frontier                                 ___% Alger Growth
___% Seligman Communication & Information              ___% Alger MidCap
___% Fidelity VIP Growth                               ___% Alger Leveraged AllCap
___% Fidelity VIP High Income                          ___% Montgomery Emerging Markets
___% Fixed Account (Specify 1, 3, 5, 7 or 10 Years*)   ___% Montgomery Growth
___% Berger / BIAM IPT International

____________                                ___________________________________
    Date                                          Contract Owner Signature

*3,5,7 and 10 Years are subject to state approvals



                    Canada Life Insurance Company of America
                              Investment Products
                             6201 Powers Ferry Road
                               Atlanta, GA 30339

                             VARIFUND(TM) ANNUITY

VARIABLE SUB-ACCOUNT PERFORMANCE                Average Annual Total Returns For
                                                Periods Ending June 30, 1997

                                                     Assuming Contract Continues

                                                                 ONE         THREE     FIVE      TEN        SINCE     INCEPTION
PORTFOLIO TYPE       PORTFOLIO                                   YEAR         YEAR     YEAR      YEAR     INCEPTION      DATE
-----------------------------------------------------------------------------------------------------------------------------------
EQUITY PORTFOLIOS    Alger American Growth                       21.92%      24.38%    20.43%     N/A       17.86%      01/08/89
                     Alger American Leveraged AllCap             11.82%      N/A       N/A        N/A       36.49%      01/25/95
                     Alger American MidCap Growth                 8.84%      23.36%    N/A        N/A       21.19%      05/03/93
                     Alger American Small Capitalization         (4.17)%     17.66%    14.40%     N/A       17.35%      09/20/88
                     CLASF Capital                               10.78%      19.38%    N/A        N/A       13.45%      04/23/93
                     CLASF Value Equity                          12.54%      13.28%     9.63%     N/A        9.40%      12/04/89
                     Dreyfus Growth & Income                     10.57%      N/A       N/A        N/A       23.59%      05/02/94
                     Dreyfus Socially Responsible                27.60%      N/A       N/A        N/A       19.74%      10/07/93
                     Fidelity Index 500                          32.08%      26.65%    N/A        N/A       17.96%      08/27/92
                     Fidelity VIP Growth                         16.18%      23.24%    18.16%     12.67%    13.81%      10/09/86
                     Montgomery Growth                           N/A         N/A       N/A        N/A       31.49%      02/09/96
                     Seligman Frontier                           10.86%      N/A       N/A        N/A       25.05%      10/11/94
                   ----------------------------------------------------------------------------------------------------------------
INTERNATIONAL        Berger-IPT International                    N/A         N/A       N/A        N/A        1.56%*     05/01/97
                     CLASF International Equity                  22.88%      N/A       N/A        N/A       18.08%      04/24/95
                     Fidelity VIP Overseas                       20.88%      10.90%     9.65%      7.34%     7.49%      01/28/87
                     Montgomery Emerging Markets                 20.60%      N/A       N/A        N/A       18.26%      02/02/96
                   ----------------------------------------------------------------------------------------------------------------
SPECIALTY PORTFOLIO  Seligman Communications & Information       19.42%      N/A       N/A        N/A       19.48%      10/11/94
                   ----------------------------------------------------------------------------------------------------------------
BALANCED             CLASF Managed                                8.10%      10.60%     8.12%     N/A        8.11%      12/04/89
                     Fidelity VIP II Asset Manager               18.68%      12.39%    10.78%     N/A       10.80%      09/06/89
                   ----------------------------------------------------------------------------------------------------------------
FIXED INCOME
PORTFOLIOS           CLASF Bond                                   5.59%       6.46%     5.41%     N/A        6.06%      12/04/89
                     Fidelity VIP High Income                    12.78%      12.28%    11.60%      9.87%    10.56%      09/19/85
                   ----------------------------------------------------------------------------------------------------------------
MONEY MARKET         CLASF Money Market                           3.18%       3.16%     2.34%     N/A        2.90%      12/04/89

CLASF MONEY MARKET PORTFOLIO current yield (annualized yield for a seven day period ended June 30, 1997) is 5.38%. VARIFUND FIXED ACCOUNT rate was 5.00% as of July 1, 1997. The performance data quoted is after the deduction of all fees and charges, except for possible surrender charges. For performance figures after the deduction of all fees and charges, including the maximum possible surrender charge, please see the reverse side. Performance data represents past performance and is not a guarantee of future results. Investment returns and principal value may fluctuate so that an investor's shares, when redeemed, may be more or less than his or her original cost. Performance figures for portfolios with inception dates prior to December 4, 1989 reflect performance if VariFund existed at the inception of those portfolios. Contact your registered representative or call Canada Life Insurance Company of America at (800) 905-1959 for a Prospectus containing full details including information on fees and charges. Please read the prospectus carefully before investing or sending money. *ACTUAL CUMULATIVE RETURN SINCE INCEPTION.

                                                                                                    VARIABLE SUB-ACCOUNT PERFORMANCE

                      AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING JUNE 30, 1997 - ASSUMING CONTRACT IS SURRENDERED AT END PERIOD

                                                                ONE         THREE     FIVE      TEN        SINCE     INCEPTION
PORTFOLIO TYPE            PORTFOLIO                             YEAR         YEAR     YEAR      YEAR     INCEPTION      DATE
------------------------------------------------------------------------------------------------------------------------------
EQUITY PORTFOLIOS         Alger American Growth                 16.52%      23.40%    20.17%     N/A       17.86%      01/08/89
                          Alger American Leveraged AllCap        6.42%       N/A       N/A       N/A       35.29%      01/25/95
                          Alger American MidCap Growth           3.44%      22.37%     N/A       N/A       20.71%      05/03/93
                          Alger American Small Capitalization   (9.57)%     16.57%    14.08%     N/A       17.35%      09/20/88
                          CLASF Capital                          5.38%      18.32%     N/A       N/A       12.87%      04/23/93
                          CLASF Value Equity                     7.14%      12.10%     9.25%     N/A        9.40%      12/04/89
                          Dreyfus Growth & Income                5.17%       N/A       N/A       N/A       22.68%      05/02/94
                          Dreyfus Socially Responsible          22.20%       N/A       N/A       N/A       19.00%      10/07/93
                          Fidelity Index 500                    26.68%      25.71%     N/A       N/A       17.56%      08/27/92
                          Fidelity VIP Growth                   10.78%      22.24%    17.88%    12.67%     13.81%      10/09/86
                          Montgomery Growth                      N/A         N/A       N/A       N/A       27.98%      02/09/96
                          Seligman Frontier                      5.46%       N/A       N/A       N/A       23.93%      10/11/94


INTERNATIONAL             Berger-IPT International               N/A         N/A       N/A       N/A       (3.84)%*    05/01/97
                          CLASF International Equity            17.48%       N/A       N/A       N/A       16.38%      04/24/95
                          Fidelity VIP Overseas                 15.48%       9.67%     9.27%     7.34%      7.49%      01/28/87
                          Montgomery Emerging Markets           15.06%       N/A       N/A       N/A       14.56%      02/02/96


SPECIALTY PORTFOLIO       Seligman Communications & Information 14.02%       N/A       N/A       N/A       18.26%      10/11/94


BALANCED                  CLASF Managed                          2.70%       9.36%     7.72%     N/A        8.11%      12/04/89
                          Fidelity VIP II Asset Manager         13.28%      11.19%    10.42%     N/A       10.68%      09/06/89


FIXED INCOME PORTFOLIOS   CLASF Bond                             0.19%       5.12%     4.97%     N/A        6.06%      12/04/89
                          Fidelity VIP High Income               7.38%      11.08%    11.25%     9.87%     10.56%      09/19/85


MONEY MARKET              CLASF Money Market                    (2.22%)      1.73%     1.84%     N/A        2.90%      12/04/89

The above figures are SEC required "standardized" performance returns which include the deduction of all fees and charges, including the maximum possible sales charge. These firgures may not be applicable to your contract, since you may not have to pay these early withdrawal charges. Please see the prospectus for more details. CLASF refers to Canada Life of America Series Fund, Inc. Fidelity VIP and and Fidelity VIP II refer to Fidelity Investments Variable Insurance Products Fund and Fidelity Variable Insurance Products Fund II. *Actual cumulative return since inception less the maximum possible sales charge.

Annuities are not deposits of, obligations of, or guaranteed by any depository institution. They are not insured by FDIC or any federal agency, and as such are subject to investment risk including possible loss of principal invested. The FIXED account portions of a variable annuity (NOT the separate accounts) are backed by the issuing insurance company.

Issued By: Canada Life Insurance Company of America,
6201 Powers Ferry Road, N.W. Atlanta, GA  30339
Distributed By: Canada Life of America Financial Services, Inc. 6201 Powers Ferry Road, N.W., Atlanta, GA 30339

                                                                July, 1997